SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.33%	1.86%	2.78%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	26.00%	26.00%	30.00%
Weighted average expected term from grant date (in years)	3 years 8 months 4 days	3 years 9 months 29 days	3 years 9 months 10 days